Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Total
Balance at Dec. 31, 2018	$ 13,182	$ 146,015	$ (151,944)	$ 20	$ 7,273
Income (Loss) for the year			(763)		(763)
Share-based payment to employees and non-employees			5		5
Balance at Dec. 31, 2019	13,182	146,015	(152,702)	20	6,515
Income (Loss) for the year			(2,954)		(2,954)
Share-based payment to employees and non-employees			51		51
Balance at Dec. 31, 2020	13,182	146,015	(155,605)	20	3,612
Income (Loss) for the year			435		435
Exercise of warrants to ordinary shares	938	311			1,249
Share-based payment to employees and non-employees			37		37
Balance at Dec. 31, 2021	$ 14,120	$ 146,326	$ (155,133)	$ 20	$ 5,333